N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges

The Investor may be charged for other transactions:

•   If you and take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan; and

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee are charged until the loan is repaid.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	1.25%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.70%[3]	1.49%[3]

[1]	As a percentage of average Account Value.
[2]	The annual maintenance fee, included in the Base Contract Expenses, reimburses us for our administrative expenses related to the Contract, the Separate Account and the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges – Annual Maintenance Fee.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $662	Highest Annual Cost Estimate: $2,351
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000 • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges [Text Block]

Transaction Charges

The Investor may be charged for other transactions:

•   If you and take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan; and

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee are charged until the loan is repaid.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	1.25%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.70%[3]	1.49%[3]

[1]	As a percentage of average Account Value.
[2]	The annual maintenance fee, included in the Base Contract Expenses, reimburses us for our administrative expenses related to the Contract, the Separate Account and the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges – Annual Maintenance Fee.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $662	Highest Annual Cost Estimate: $2,351
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000 • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The annual maintenance fee, included in the Base Contract Expenses, reimburses us for our administrative expenses related to the Contract, the Separate Account and the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges – Annual Maintenance Fee.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.70%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.49%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.The annual maintenance fee, included in the Base Contract Expenses, reimburses us for our administrative expenses related to the Contract, the Separate Account and the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges – Annual Maintenance Fee.”
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $662	Highest Annual Cost Estimate: $2,351
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000 • 5% annual appreciation; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 662
Highest Annual Cost [Dollars]	$ 2,351
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A.”

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT.”

Investment Restrictions [Text Block]

•   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time;

•   Some Subaccounts may not be available through the Contract, your plan or in some states. See your contract or certificate for any state specific variations;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation actively to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

We may discontinue or restrict the availability of an optional benefit. Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We do not pay compensation to broker-dealers or their registered representatives in connection with the sale of the Contract.

•   Compensation may be paid in the form of commissions or other compensation, to certain management personnel, including sales management personnel.

•   Because of this sales-based compensation, management personnel and sales management personnel may have a financial incentive to offer or recommend the Contract over another investment.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of the Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender, or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Applicable to the Contract
Base Contract Expense[6,7] (as a percentage of average Account Value)	1.25%
Annual Maintenance Fee[7]	$30.00
Loan Interest Rate Spread (per annum)[8]	3.00%
Annual Loan Administration Fee[9]	$50.00

[4]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS – Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES – Premium and Other Taxes.”
[6]	The base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES.”
[7]	These expenses may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
[8]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to apply a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”
[9]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)	0.70%	1.49%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

Other Transaction Fee, Maximum [Dollars]	$ 125.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS – Things to Consider Before Initiating a Loan.”We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES – Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Applicable to the Contract
Base Contract Expense[6,7] (as a percentage of average Account Value)	1.25%
Annual Maintenance Fee[7]	$30.00
Loan Interest Rate Spread (per annum)[8]	3.00%
Annual Loan Administration Fee[9]	$50.00

[4]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS – Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES – Premium and Other Taxes.”
[6]	The base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES.”
[7]	These expenses may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
[8]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to apply a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”
[9]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”

Administrative Expense, Current [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	These expenses may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	The base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES.”These expenses may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to apply a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”
Other Annual Expense, Current [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)	0.70%	1.49%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)
Portfolio Company Expenses Minimum [Percent]	0.70%
Portfolio Company Expenses Maximum [Percent]	1.49%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,773	$8,507	$14,504	$30,721

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,773
Surrender Expense, 3 Years, Maximum [Dollars]	8,507
Surrender Expense, 5 Years, Maximum [Dollars]	14,504
Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,721
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,773	$8,507	$14,504	$30,721

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,773
No Surrender Expense, 3 Years, Maximum [Dollars]	8,507
No Surrender Expense, 5 Years, Maximum [Dollars]	14,504
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,721
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be evaluated carefully. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in the value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Withdrawal Risk - You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”) as follows:

•	Under Contracts issued in connection with some plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under most Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

If you die during the Accumulation Phase of your account, the following payment options are available to your Beneficiary, if allowed by the Tax Code:

•	Lump-sum payment:
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

The death benefit will be your Account Value, calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid.

Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to apply a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS – Things to Consider Before Initiating a Loan.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”) as follows:

•	Under Contracts issued in connection with some plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under most Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

If you die during the Accumulation Phase of your account, the following payment options are available to your Beneficiary, if allowed by the Tax Code:

•	Lump-sum payment:
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

The death benefit will be your Account Value, calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Operation of Benefit [Text Block]

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

The death benefit will be your Account Value, calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

If you die during the Accumulation Phase of your account, the following payment options are available to your Beneficiary, if allowed by the Tax Code:

•	Lump-sum payment:
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA04582. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects the fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	8.90%	5.29%	5.78%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	11.85%	6.88%	7.12%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) will merge into the Voya Index Solution Income Portfolio (Class S).
[1]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	14.45%	8.67%	8.22%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	15.10%	8.78%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.57%	15.15%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	6.62%	3.51%	3.92%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)**,[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	8.57%	5.06%	5.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	11.79%	6.92%	7.03%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	14.27%	8.54%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio (Class S) will merge into the Voya Solution Income Portfolio (Class S).
[3]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
[4]	This Fund is closed to new plan participants as of July 1, 2010.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal	Voya Solution 2055 Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.07%	8.67%	8.04%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.09%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	14.82%	8.08%	7.37%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
[6]	This Fund is closed to new plan participants as of July 1, 2010.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=NRVA04582. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects the fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	8.90%	5.29%	5.78%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	11.85%	6.88%	7.12%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) will merge into the Voya Index Solution Income Portfolio (Class S).
[1]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	14.45%	8.67%	8.22%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	15.10%	8.78%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.57%	15.15%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	6.62%	3.51%	3.92%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)**,[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	8.57%	5.06%	5.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	11.79%	6.92%	7.03%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	14.27%	8.54%	7.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio (Class S) will merge into the Voya Solution Income Portfolio (Class S).
[3]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
[4]	This Fund is closed to new plan participants as of July 1, 2010.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal	Voya Solution 2055 Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.07%	8.67%	8.04%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.09%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	14.82%	8.08%	7.37%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
[6]	This Fund is closed to new plan participants as of July 1, 2010.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in the value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk - You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short-Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A.”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT.”

Voya Index Solution 2025 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2025 Portfolio (Class S)**,[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Voya Index Solution 2035 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2035 Portfolio (Class S)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Voya Index Solution 2045 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2045 Portfolio (Class S)[2]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Voya Index Solution 2055 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2055 Portfolio (Class S)[2]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Voya Index Solution 2065 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2065 Portfolio (Class S)[2]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Voya Index Solution Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution Income Portfolio (Class S)[2]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	3.92%
Voya Solution 2025 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class S)**,[3,4]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Voya Solution 2035 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class S)[3,4]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Voya Solution 2045 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class S)[3,4]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Voya Solution 2055 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class S)[5,6]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Voya Solution 2065 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class S)[5,6]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Voya Solution Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class S)[5,6]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid.
Name of Benefit [Text Block]	Loans